Commitments and Contingencies (Details) - Schedule of Operating Right-of-Use Assets and Operating Lease Liabilities - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Operating Right-of-Use Assets and Operating Lease Liabilities [Abstract]
Operating lease liabilities, current	$ 290	$ 268
Operating lease liabilities long-term	588	873
Total operating lease liabilities	$ 878	$ 1,141
Weighted Average of Remaining Lease Term	3 years 3 months 29 days	4 years 2 months 12 days
Weighted-average discount rate - operating leases	9.60%	9.92%